T. Rowe Price Target Date Funds

Supplement to the following Prospectuses, each as dated below (as supplemented):

May 1, 2020

T. Rowe Price Retirement Income 2020 Fund

October 1, 2020

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

T. Rowe Price Retirement 2065 Fund

T. Rowe Price Retirement Balanced Fund

T. Rowe Price Retirement I 2005 Fund—I Class

T. Rowe Price Retirement I 2010 Fund—I Class

T. Rowe Price Retirement I 2015 Fund—I Class

T. Rowe Price Retirement I 2020 Fund—I Class

T. Rowe Price Retirement I 2025 Fund—I Class

T. Rowe Price Retirement I 2030 Fund—I Class

T. Rowe Price Retirement I 2035 Fund—I Class

T. Rowe Price Retirement I 2040 Fund—I Class

T. Rowe Price Retirement I 2045 Fund—I Class

T. Rowe Price Retirement I 2050 Fund—I Class

T. Rowe Price Retirement I 2055 Fund—I Class

T. Rowe Price Retirement I 2060 Fund—I Class

T. Rowe Price Retirement I 2065 Fund—I Class

T. Rowe Price Retirement Balanced I Fund—I Class

T. Rowe Price Target 2005 Fund

T. Rowe Price Target 2010 Fund

T. Rowe Price Target 2015 Fund

T. Rowe Price Target 2020 Fund

T. Rowe Price Target 2025 Fund

T. Rowe Price Target 2030 Fund

T. Rowe Price Target 2035 Fund

T. Rowe Price Target 2040 Fund

T. Rowe Price Target 2045 Fund

T. Rowe Price Target 2050 Fund

T. Rowe Price Target 2055 Fund

T. Rowe Price Target 2060 Fund

T. Rowe Price Target 2065 Fund

 Each, a “Target Date Fund,” and collectively, the “Target Date Funds”

Beginning October 28, 2020, the T. Rowe Price Transition Fund (Transition Fund) will be added to the list of funds in which each Target Date Fund can invest. There is no specific neutral allocation to the Transition Fund. Instead, it may be used to facilitate a Target Date Fund’s transition between the various underlying T. Rowe Price funds as each Target Date Fund rebalances its allocation to the underlying funds. In addition, each Target Date Fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.

Accordingly, effective October 28, 2020, the table titled “Description of Underlying Funds” in Section 2 is supplemented as follows:

Transition Fund Seeks the orderly transition of securities and other financial instruments in connection with a transition between the various underlying funds. When the fund is not actively being used to facilitate a portfolio transition, the fund may invest up to 100% of its assets in cash, T. Rowe Price money market funds, or other short-term instruments.

The date of this supplement is October 16, 2020.

G22-041 10/16/20